CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total		Preferred stock (Note 13):	Common stock (Note 14):	Retained earnings (Accumulated deficit):	Accumulated other comprehensive income, net of tax (Note 16):	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2012			¥ 410,368	¥ 5,427,992	¥ (1,606,108)	¥ 245,588	¥ (7,074)		¥ 176,258
Effect of other increase/decrease in consolidated subsidiaries									(36,457)
Issuance of new shares of common stock due to conversion of preferred stock				33,014
Net income attributable to MHFG shareholders	¥ 881,156				875,412
Purchases of treasury stock							(395)
Conversion to common stock			(33,014)
Change during year	532,409					532,409
Dividends paid to noncontrolling interests									(19,384)
Dividends declared	(152,722)	[1]			(152,694)
Disposal of treasury stock							2,807
Net income attributable to noncontrolling interests	(5,744)								5,744
Gains (losses) on disposal of treasury stock				(631)
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests									2,408
Stock-based compensation (Note 21)				529
Foreign currency translation adjustments attributable to noncontrolling interests									190
Change in ownership interest in consolidated subsidiaries				(83)
Pension liability adjustments attributable to noncontrolling interests									216
Balance at end of fiscal year at Mar. 31, 2013	5,857,095		377,354	5,460,821	(883,390)	777,997	(4,662)	¥ 5,728,120	128,975
Effect of other increase/decrease in consolidated subsidiaries									113,887
Issuance of new shares of common stock due to conversion of preferred stock				28,013
Net income attributable to MHFG shareholders	500,235				498,484
Purchases of treasury stock							(37,387)
Conversion to common stock			(28,013)
Change during year	339,880					339,880
Dividends paid to noncontrolling interests									(12,006)
Dividends declared	(152,265)	[1]			(152,265)
Disposal of treasury stock							1,177
Net income attributable to noncontrolling interests	(1,751)								1,751
Gains (losses) on disposal of treasury stock				(31)
Cancellation of treasury stock							36,998
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests									8,980
Stock-based compensation (Note 21)				492
Cancellation of preferred stock			(36,690)		(308)
Foreign currency translation adjustments attributable to noncontrolling interests									118
Pension liability adjustments attributable to noncontrolling interests									1,196
Balance at end of fiscal year at Mar. 31, 2014	6,621,371		312,651	5,489,295	(537,479)	1,117,877	(3,874)	6,378,470	242,901
Effect of other increase/decrease in consolidated subsidiaries									(6,128)
Issuance of new shares of common stock due to conversion of preferred stock				99,530
Net income attributable to MHFG shareholders	830,233				803,048
Purchases of treasury stock							(274)
Conversion to common stock			(99,530)
Change during year	923,128					923,128
Dividends paid to noncontrolling interests									(3,936)
Issuance of new shares of common stock due to exercise of stock acquisition rights				864
Dividends declared	(176,137)	[1]			(176,137)
Disposal of treasury stock							532
Net income attributable to noncontrolling interests	(27,185)								27,185
Gains (losses) on disposal of treasury stock				67
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests									(1,360)
Stock-based compensation (Note 21)				640
Foreign currency translation adjustments attributable to noncontrolling interests									686
Pension liability adjustments attributable to noncontrolling interests									158
Balance at end of fiscal year at Mar. 31, 2015	¥ 8,189,844		¥ 213,121	¥ 5,590,396	¥ 89,432	¥ 2,041,005	¥ (3,616)	¥ 7,930,338	¥ 259,506

[1]	Dividends paid on treasury stock are excluded.